Fair Value Measurements	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
10. FAIR VALUE MEASUREMENTS

Certain assets and liabilities are required to be recorded at fair value on a recurring basis. The Company's assets and liabilities to be adjusted to fair value on a recurring basis are cash equivalents. The Company's remaining financial instruments consist primarily of cash, accounts receivable and accounts payable whose carrying value approximate their fair value due to their short-term nature.

The Company separately discloses the fair value of any debt-related obligations within Note 6, ''Debt''.

The following table presents the assets and liabilities measured at fair value on a recurring basis as of December 30, 2016 and September 30, 2016 in accordance with the fair value hierarchy:

	December 30, 2016			September 30, 2016
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$56,996	$—	$—	$167,006	$—	$—

FAIR VALUE MEASUREMENTS
Certain assets and liabilities are required to be recorded at fair value on a recurring basis. The Company’s assets and liabilities to be adjusted to fair value on a recurring basis are cash equivalents and assets held for sale.
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company is required to record certain assets and liabilities at fair value on a nonrecurring basis. The Company recognized impairment of certain property, plant and equipment and goodwill during the year ended September 25, 2015, requiring these assets to be recorded at their fair value. Various techniques and methods were used to value the Level 2 and Level 3 assets and liabilities.
The Company separately discloses the fair value of any debt-related obligations within Note 8, ''Debt''.
The Company valued certain property, plant and equipment and assets held for sale based upon the estimated sales price less costs to dispose as of September 30, 2016 and September 25, 2015. Selling price is estimated based on market transactions for similar assets. The significant unobservable input used in the fair value measurement of certain property, plant and equipment and assets held for sale is the estimated selling price. Changes in the estimated selling price would not have a significant impact on the estimated fair value.

As of September 25, 2015, our SCI goodwill was valued using a combination of three valuation approaches: (a) an income approach using a discounted cash flow analysis; (b) a market approach using a comparable company analysis; (c) a market approach using a transaction analysis. The implied fair value in Step 2 was $0, resulting in a $3,924 non-cash impairment. See Note 6, ''Goodwill and Intangible Assets''.

The following table presents the assets and liabilities measured at fair value on a recurring basis as of September 30, 2016 and September 25, 2015 in accordance with the fair value hierarchy:

	September 30, 2016			September 25, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$167,006	$—	$—	$54,032	$—	$—

The following table presents the assets and liabilities measured at fair value on a non-recurring basis as of September 30, 2016 or September 25, 2015 in accordance with the fair value hierarchy:

	September 30, 2016			September 25, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Property, plant and equipment	$—	$—	$—	$—	$—	$5,500
Assets held for sale	—	—	6,680	—	—	3,313
Goodwill	—	—	—	—	—	—